MGP Selected Quarterly Financial Results (Unaudited) - Summary of Quarterly Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 216,607	$ 216,659	$ 220,390	$ 215,839	$ 214,542	$ 182,798	$ 184,456	$ 183,899				$ 765,695	$ 467,548
Total revenues											$ 869,495	765,695	467,548
Operating income											440,140	352,785	153,774
Net income	68,551	69,923	48,059	58,169	31,723	43,700	43,875	46,692	$ (84,383)	$ 119,729	244,702	165,990	35,346
Net income attributable to Class A shareholders	$ 18,605	$ 19,484	$ 13,146	$ 15,830	$ 8,722	$ 11,025	$ 10,680	$ 11,348		$ 29,938	$ 67,065	$ 41,775	$ 29,938
Net income per Class A share (basic) (in dollars per share)	$ 0.26	$ 0.27	$ 0.19	$ 0.22	$ 0.12	$ 0.18	$ 0.19	$ 0.20				$ 0.68
Net income per Class A share (diluted) (in dollars per share)	$ 0.26	$ 0.27	$ 0.18	$ 0.22	$ 0.12	$ 0.18	$ 0.18	$ 0.20			$ 0.94	$ 0.67